UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"WASHINGTON, DC 20549"

FORM 13F
FORM 13F COVER PAGE

REPORT FOR THE CALENDAR QUARTER ENDED: 		30-SEPTEMBER-09
CHECK HERE IF AMENDMENT: 	NOT AN AMENDMENT.
AMENDMENT NUMBER: 	NOT AN AMENDMENT.
THIS AMENDMENT IS A RESTATEMENT: NOT A RESTATEMENT
OR
THIS AMENDMENT ADDS NEW HOLDINGS ENTRIES		NOT AN AMENDMENT


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:  	"FERNWOOD ADVISORS, INC."
ADDRESS:	88 BROAD STREET
	"BOSTON, MA 02110"

FORM 13F FILE NUMBER:

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS "AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREON IS TRUE,
 CORRECT "AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,""SCHEDULES, LISTS, AND TABLES ARE CONSIDERED INTEGRAL
 PARTS OF THIS FORM."

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:


NAME:   	NANCY S. ANTHONY
TITLE: 	PRESIDENT
PHONE:  	(617)423-0808

"SIGNATURE, PLACE, AND DATE OF SIGNING"

/S/ NANCY S. ANTHONY	"BOSTON, MA"	4-NOVEMBER-09

ADDITIONAL INFORMATION ABOUT THIS REPORT:

REPORT TYPE (CHECK ONLY ONE):

[X]   13F HOLDINGS REPORT.

[ ]     13F NOTICE. (CHECK HERE)

[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

AS WE ARE SEEKING CONFIDENTIAL TREATMENT, DATA RECORDS AND VALUATIONS HAVE BEEN OMITTED FROM THIS PUBLIC 13F REPORT AND ALL SUCH INFORMATION IS BEING FILED SEPARATELY WITH THE COMMISSION.

NUMBER OF OTHER INCLUDED MANAGERS:		0
FORM 13F INFORMATION TABLE ENTRY VALUE		0	(DATA RECORDS)
FORM 13F INFORMATION TABLE VALUE TOTAL:		"$0 "	(X1000)

LIST OF OTHER INCLUDED MANAGERS:		NONE